Financial and capital management - Details on Trade Receivables Not Impaired (Details) - Loan secured by trade receivables - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of internal credit grades [line items]
Financial assets	$ 4,185	$ 3,841
Trade receivables not past due
Disclosure of internal credit grades [line items]
Financial assets	3,346	3,158
Trade receivables past due | Under 60 days
Disclosure of internal credit grades [line items]
Financial assets	484	421
Trade receivables past due | 60 to 120 days
Disclosure of internal credit grades [line items]
Financial assets	240	209
Trade receivables past due | Over 120 days
Disclosure of internal credit grades [line items]
Financial assets	$ 115	$ 53